PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY FINANCIAL INFORMATION
PARENT COMPANY FINANCIAL INFORMATION

Note 21—PARENT COMPANY FINANCIAL INFORMATION

        The balance sheets, statements of operations and cash flows for First Community Corporation (Parent Only) follow:

Condensed Balance Sheets

	At December 31,
(Dollars in thousands)	2012	2011
Assets:
Cash on deposit	$1,417	$3,547
Securities purchased under agreement to resell	128	128
Investment securities available-for-sale	429	12
Investment in bank subsidiary	67,055	61,713
Other	767	608

Total assets	$69,796	$66,008

Liabilities:
Subordinated notes payable	$—	$2,449
Junior subordinated debentures	15,464	15,464
Other	149	199

Total liabilities	15,613	18,112

Shareholders' equity	54,183	47,896

Total liabilities and shareholders' equity	$69,796	$66,008

Condensed Statements of Operations

	Year ended December 31,
(Dollars in thousands)	2012	2011	2010
Income:
Interest and dividend income	$1	$9	$52
Equity in undistributed earnings of subsidiary	4,313	3,782	2,270
Dividend income from bank subsidiary	320	—	—

Total income	4,634	3,791	2,322

Expenses:
Interest expense	658	446	443
Other	301	239	177

Total expense	959	685	620

Income before taxes	3,675	3,106	1,702
Income tax benefit	(293)	(218)	(152)

Net income	$3,968	$3,324	$1,854

Condensed Statements of Cash Flows

	Year ended December 31,
(Dollars in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$3,968	$3,324	$1,854
Adjustments to reconcile net income to net cash used by operating activities
Equity in undistributed earnings of subsidiary	(4,313)	(3,782)	(2,270)
Other-net	(90)	232	72

Net cash used by operating activities	(435)	(226)	(344)

Cash flows from investing activities:
Purchase of available-for sale-securities	(417)	—	—
Maturity of available-for-sale securities	—	1,250	—
Other-net	—	(76)	(52)
Net cash provided (used) by investing activities	(417)	1,174	(52)

Cash flows from financing activities:
Proceeds from issuance of subordinated note payable	—	2,500	—
Repayment of subordinated note payable	(2,500)	—	—
Dividends paid: Common stock	(605)	(525)	(522)
Preferred stock	(475)	(670)	(664)
Proceeds from issuance of common stock	13,885	182	101
Redemption of preferred stock	(11,073)	—	—
Redemption of stock warrants	(510)	—	—

Net cash provided (used) in financing activities	(1,278)	1,487	(1,085)

Increase (decrease) in cash and cash equivalents	(2,130)	2,435	(1,481)
Cash and cash equivalents, beginning of year	3,547	1,112	2,593

Cash and cash equivalents, end of year	$1,417	$3,547	$1,112